Deferred Tax Assets And Deferred Tax Liabilities- Summary of Movements In Deferred Tax Asset (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deductible tax losses
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	¥ 217,501	¥ 194,627	¥ 581,325
Credited/(charged) - to profit or loss	1,659,170	22,874	(386,698)
Ending balance	1,876,671	217,501	194,627
Provision for asset impairments
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	1,303,345	986,943	1,368,693
Credited/(charged) - to profit or loss	1,135,072	316,402	(381,750)
Ending balance	2,438,417	1,303,345	986,943
Employee benefit payables
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	483,747	751,926	626,048
Credited/(charged) - to profit or loss	83,950	(268,179)	125,878
Ending balance	567,697	483,747	751,926
Accrued expenses
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	357,300	492,156	528,660
Credited/(charged) - to profit or loss	(95,686)	(134,856)	(36,504)
Ending balance	261,614	357,300	492,156
Guarantee liabilities
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	1,440,842	674,277	187,169
Credited/(charged) - to profit or loss	(394,459)	766,565	487,108
Ending balance	1,046,383	1,440,842	674,277
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	1,252,255	1,635,551
Credited/(charged) - to profit or loss	(433,835)	(383,296)	1,635,551
Ending balance	818,420	1,252,255	1,635,551
Others (Include changes in fair value )
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	195,831	203,718	267,562
Credited/(charged) - to profit or loss	31,668	(7,887)	(63,844)
Ending balance	227,499	195,831	203,718
Lease liabilities [member]
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	187,202	198,636	244,855
Credited/(charged) - to profit or loss	(90,528)	(11,434)	(46,219)
Ending balance	96,674	187,202	198,636
Deferred Tax Assets
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	5,438,023	5,137,834	3,804,312
Credited/(charged) - to profit or loss	1,895,352	300,189	1,333,522
Ending balance	¥ 7,333,375	¥ 5,438,023	¥ 5,137,834